Environmental Matters (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2016	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Environmental Activity [Line Items]
Remediation Recovery Percentage			96.68%
Accrual for Environmental Loss Contingencies [Abstract]
Environmental Current Liabilities			$ 19,088,000	$ 14,475,000
Environmental Noncurrent Liabilities			108,280,000	105,268,000
EPA Record Of Decision, Clean-Up Costs, Portland Harbor			$ 1,050,000,000
Number Of Potentially Responsible Parties			more than 100
Loss Contingency Range Of Possible Loss Gasco Siltronic			$48.0 million to $350 million
Environmental Project Liability			$ 48,000,000.0
NRD Liability Claim Yakama Nation			300,000
Undiscounted Environmental Remediation Expense		$ 10,500,000
Liability For Studies And Design Costs			1,300,000
Pre-tax Regulatory Disallowance			15,000,000
Deferred Environmental Charges			95,000,000
Environmental Costs to be Amortized	$ 13,800,000
Total Disallowance From Order	3,300,000
Disallowance From Order, Interest Portion	2,800,000
Disallowance From Order, Operations and Maintenance Portion	$ 500,000
Annual Tariff Rider Collection			5,000,000
Environmental Settlement Insurance Proceeds Received To Date			150,000,000
Annual insurance proceeds to appy against remediation costs			5,000,000
Insurance Proceeds Applied To Prudently Incurred Remediation Costs			68,200,000
Environmental Regulatory Table [Abstract]
Regulatory Assets, Current			45,781,000	42,362,000
Regulatory Assets, Noncurrent			356,608,000	357,530,000
Annual Insurance Proceeds to Apply Against Remediation Costs			5,000,000
Total Annual Remediation Expense and Interest			10,000,000
Minimum [Member]
Accrual for Environmental Loss Contingencies [Abstract]
EPA Record Of Decision, Clean-Up Costs, Portland Harbor			(0.30)
Maximum [Member]
Accrual for Environmental Loss Contingencies [Abstract]
EPA Record Of Decision, Clean-Up Costs, Portland Harbor			0.50
Gasco Siltronic Sediments [Member]
Accrual for Environmental Loss Contingencies [Abstract]
Environmental Current Liabilities			2,683,000	869,000
Environmental Noncurrent Liabilities			45,346,000	43,972,000
Portland Harbor Other [Member]
Accrual for Environmental Loss Contingencies [Abstract]
Environmental Current Liabilities			1,949,000	1,970,000
Environmental Noncurrent Liabilities			4,163,000	4,148,000
Gasco Upland [Member]
Accrual for Environmental Loss Contingencies [Abstract]
Environmental Current Liabilities			13,422,000	10,657,000
Environmental Noncurrent Liabilities			47,835,000	49,183,000
Central Service Center [Member]
Accrual for Environmental Loss Contingencies [Abstract]
Environmental Current Liabilities			25,000	73,000
Environmental Noncurrent Liabilities			0	0
Front Street [Member]
Accrual for Environmental Loss Contingencies [Abstract]
Environmental Current Liabilities			1,009,000	906,000
Environmental Noncurrent Liabilities			10,757,000	7,786,000
Oregon Steel Mills [Member]
Accrual for Environmental Loss Contingencies [Abstract]
Environmental Current Liabilities			0	0
Environmental Noncurrent Liabilities			179,000	179,000
Environmental Restoration Costs [Member]
Environmental Regulatory Table [Abstract]
Environmental Regulatory Deferred Cost and Interest			45,546,000	53,039,000
Environmental Regulatory Accrued Site Liabilities			126,950,000	119,443,000
Environmental Regulatory Insurance Proceeds and Interest			(94,170,000)	(98,523,000)
Environmental Regulatory Assets Noncurrent			78,326,000	73,959,000
Regulatory Assets, Current			6,198,000	9,989,000
Regulatory Assets, Noncurrent			$ 72,128,000	$ 63,970,000